Filed pursuant to Rule 497(e).
File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated March 13, 2007

to the Prospectus for Class A, B and C Shares of Allianz Domestic Stock Funds

Dated November 1, 2006 (as revised January 1, 2007)

Disclosure Related to the NFJ Small-Cap Value Fund

The first paragraph of the portion of the Fund Summary for the Fund captioned “Principal Investment Strategies” is deleted and replaced in its entirety with the following:

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. The Fund currently considers smaller market capitalization companies to be companies with market capitalizations of between $100 million and $3.5 billion. The Fund normally invests a significant portion of its assets in common stocks of companies with lower valuations relative to the market. The Fund also expects to invest a significant portion of its assets in companies that the portfolio managers expect will pay dividends. The Fund may also invest a portion of its assets in real estate investment trusts (“REITs”) and non-U.S. securities, including emerging markets securities.

In addition, the portion of the Fund Summary captioned “Principal Risks” is amended to include “REIT Risk” as a principal risk to which the Fund is subject. Similarly, the disclosure contained in the section of the Prospectus captioned “Summary of Principal Risks” is amended to include the following:

REIT Risk

To the extent that a Fund invests in real estate investment trusts (“REITs”), it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. To the extent a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Filed pursuant to Rule 497(e).
File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated March 13, 2007

to the Prospectus for Class D Shares of Allianz Domestic Stock Funds

Dated November 1, 2006 (as revised January 1, 2007)

Disclosure Related to the NFJ Small-Cap Value Fund

The first paragraph of the portion of the Fund Summary for the Fund captioned “Principal Investment Strategies” is deleted and replaced in its entirety with the following:

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. The Fund currently considers smaller market capitalization companies to be companies with market capitalizations of between $100 million and $3.5 billion. The Fund normally invests a significant portion of its assets in common stocks of companies with lower valuations relative to the market. The Fund also expects to invest a significant portion of its assets in companies that the portfolio managers expect will pay dividends. The Fund may also invest a portion of its assets in real estate investment trusts (“REITs”) and non-U.S. securities, including emerging markets securities.

In addition, the portion of the Fund Summary captioned “Principal Risks” is amended to include “REIT Risk” as a principal risk to which the Fund is subject. Information regarding the risks associated with the Fund’s investments in REITs is contained in the Prospectus under the caption “Summary of Principal Risks.”

Filed pursuant to Rule 497(e).
File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated March 13, 2007

to the Prospectus for Class R Shares of Allianz Domestic Stock Funds

Dated November 1, 2006 (as revised January 1, 2007)

Disclosure Related to the NFJ Small-Cap Value Fund

The first paragraph of the portion of the Fund Summary for the Fund captioned “Principal Investment Strategies” is deleted and replaced in its entirety with the following:

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. The Fund currently considers smaller market capitalization companies to be companies with market capitalizations of between $100 million and $3.5 billion. The Fund normally invests a significant portion of its assets in common stocks of companies with lower valuations relative to the market. The Fund also expects to invest a significant portion of its assets in companies that the portfolio managers expect will pay dividends. The Fund may also invest a portion of its assets in real estate investment trusts (“REITs”) and non-U.S. securities, including emerging markets securities.

In addition, the portion of the Fund Summary captioned “Principal Risks” is amended to include “REIT Risk” as a principal risk to which the Fund is subject. Information regarding the risks associated with the Fund’s investments in REITs is contained in the Prospectus under the caption “Summary of Principal Risks.”

Filed Pursuant to Rule 497(e).
File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated March 13, 2007

to the Prospectus for Institutional and Administrative Class Shares of Allianz Funds

Dated November 1, 2006 (as revised January 1, 2007)

Disclosure Related to the NFJ Small-Cap Value Fund

The first paragraph of the portion of the Fund Summary for the Fund captioned “Principal Investment Strategies” is deleted and replaced in its entirety with the following:

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. The Fund currently considers smaller market capitalization companies to be companies with market capitalizations of between $100 million and $3.5 billion. The Fund normally invests a significant portion of its assets in common stocks of companies with lower valuations relative to the market. The Fund also expects to invest a significant portion of its assets in companies that the portfolio managers expect will pay dividends. The Fund may also invest a portion of its assets in real estate investment trusts (“REITs”) and non-U.S. securities, including emerging markets securities.

In addition, the portion of the Fund Summary captioned “Principal Risks” is amended to include “REIT Risk” as a principal risk to which the Fund is subject. Information regarding the risks associated with the Fund’s investments in REITs is contained in the Prospectus under the caption “Summary of Principal Risks.”